Other income (expense) (Tables)	14 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of other operating income (expense)
The following table summarizes the Company's other income (expense):

		(as restated)
For the two months ended December 31,	2022	2021
Interest income on short-term investments	$3.5	$0.1
Interest income	3.5	0.1

Interest expense and accretion on convertible debt	(2.3)	(2.2)
Interest expense on leases	(0.7)	(0.3)
Foreign exchange losses	(0.8)	—
Interest expense and other costs	(3.8)	(2.5)

Fair value gain (loss) on embedded derivatives (Note 11)	21.4	9.1
Fair value gain on warrants	—	25.1
Gains (losses) on financial instruments	21.4	34.2

Total	$21.1	$31.8